Related Party Transactions - Additional Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2019 vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015
Related Party Transaction [Line Items]
Time-charter hire expense (notes 5b and 12a)		$ (19,994,000)	$ (7,670,000)	$ 0
Operating Costs and Expenses		$ 111,585,000	117,658,000	101,539,000
Term of charter contract (in years)	20 years	20 years
Restructuring charges		$ 3,315,000	1,845,000	0
Decrease from purchase of interests		2,681,000
Advances to affiliates
Related Party Transaction [Line Items]
Time-charter hire expense (notes 5b and 12a)		(19,994,000)	(7,670,000)	0
Operating Costs and Expenses		6,629,000	$ 17,852,000	23,564,000
Advances to affiliates | Teekay Corporation
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor (in years)			10 years
Teekay Marine Solutions (Bermuda) Ltd. | Advances to affiliates
Related Party Transaction [Line Items]
Operating Costs and Expenses		2,000,000.0	$ 1,600,000	0
Bahrain LNG Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Recovery of direct costs		$ 6,500,000	$ 1,600,000	$ 0
Newbuildings | Advances to affiliates | Pan Union Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel	4	4
Modified Vessel | Daewoo Shipbuilding & Marine Engineering Co. Ltd. | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
Term of charter contract (in years)					21 years
Teekay corporation
Related Party Transaction [Line Items]
Partnership interest owned (in percentage)	1.00%